HERITAGE HEALTH BENEFIT EXPENSES - Components of Costs of Benefits to Former Mining Operation Employees (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Heritage Health Benefit Expenses [Abstract]
Health care benefits	$ 2,276	$ 3,176	$ 12,579	$ 11,367	$ 9,507
Combined benefit fund payments	512	576	2,240	2,258	2,617
Workers' compensation benefits	136	116	(1,212)	(1,322)	2,132
Black lung benefits	620	83	(189)	1,085	4,319
Total	$ 3,544	$ 3,951	$ 13,418	$ 13,388	$ 18,575